RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Feb. 28, 2019	Jan. 31, 2019	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 02, 2021
Related party cost		$ 8,231	$ 25,583	$ 16,250	$ 0	$ 93,422	$ 93,422	$ 335,334
Accounts payable									$ 20,986
Contractors [Member]
Related party cost	$ 7,480	$ 7,480